REVENUE RECOGNITION - Disaggregation of Revenue (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total Revenue	$ 7,157	$ 7,233	$ 6,454	$ 6,173	$ 12,627	$ 19,860	$ 26,629	$ 23,362
Brand revenue
Disaggregation of Revenue [Line Items]
Total Revenue	295			189			940	654
Brand revenue | United States
Disaggregation of Revenue [Line Items]
Total Revenue	294			189			936	654
Brand revenue | Canada
Disaggregation of Revenue [Line Items]
Total Revenue	1			0			4	0
Retail revenue
Disaggregation of Revenue [Line Items]
Total Revenue	6,862			5,984			25,689	22,708
Retail revenue | United States
Disaggregation of Revenue [Line Items]
Total Revenue	6,663			5,844			25,075	22,518
Retail revenue | Canada
Disaggregation of Revenue [Line Items]
Total Revenue	$ 199			$ 140			$ 614	$ 190